Goodwill and Other Intangible Assets - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 04, 2019	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Payments to Acquire Intangible Assets			$ 24,864	$ 7,229	$ 9,745
Finite-Lived Intangible Assets, Gross			823,500	423,737
Estimated amortization expense of intangible assets for 2020			56,900
Estimated amortization expense of intangible assets for 2021			54,800
Estimated amortization expense of intangible assets for 2022			49,800
Estimated amortization expense of intangible assets for 2023			44,700
Estimated amortization expense of intangible assets for 2024			42,900
Estimated amortization expense of intangible assets for later years			425,700
Impairment charge		$ 29,400
Impairment of intangible assets		$ 6,300
Other intangible assets
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross			102,956	82,193
Cable And Satellite Carriage Rights
Goodwill [Line Items]
Intangible software assets acquired				5,800
Series of Individually Immaterial Business Acquisitions
Goodwill [Line Items]
Payments to Acquire Intangible Assets	$ 23,600
Series of Individually Immaterial Business Acquisitions | Other intangible assets
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	4,100
FCC licenses
Goodwill [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill)			$ 385,915	$ 157,215
FCC licenses | Series of Individually Immaterial Business Acquisitions
Goodwill [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill)	$ 19,200